Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Warranty liability	$ 100	$ 100
Shares excluded from the calculation of diluted net loss per share	1,021,071	552,386	261,320